As filed with the Securities and Exchange Commission on November 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21079

Hatteras Alternative Mutual Funds Trust (Formerly AIP Alternative Strategies Funds)
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Shares	Value
Underlying Funds Trust - 99.7%
Event Drivena,b	15,750,265	$189,505,618
Long/Short Equitya,b	27,539,140	221,042,910
Managed Futures Strategiesa,b	4,600,413	46,620,130
Market Neutrala,b	7,252,324	58,609,654
Relative Value - Long/Short Debta,b	13,984,176	136,313,556
Total Underlying Funds Trust (Cost $555,065,328)		$652,091,868
Money Market Funds - 0.0%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.06%c	909	909
Total Money Market Funds (Cost $909)		909
Total Investments (Cost $555,065,427) - 99.7%		652,092,778
Other Assets in Excess of Liabilities - 0.3%		1,747,015
Total Net Assets - 100.0%		$653,839,793

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Schedules of Investments.
c - Rate shown is the seven day yield as of September 30, 2014.

The accompanying notes are an integral part of these Schedules of Investments.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Shares	Value
Underlying Funds Trust - 99.7%
Long/Short Equitya,b	4,508,509	$36,187,548
Total Underlying Funds Trust
(Cost $31,293,653)		$36,187,548
Money Market Funds - 0.5%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.06%c	176,576	176,576
Total Money Market Funds (Cost $176,576)		176,576
Total Investments (Cost $31,470,229) - 100.2%		36,364,123
Liabilities in Excess of Other Assets - (0.2%)		(58,845)
Total Net Assets - 100.0%		$36,305,278

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Schedules of Investments.
c - Variable Rate Security. Rate shown is the seven day yield as of September 30, 2014.

The accompanying notes are an integral part of these Schedules of Investments.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT DEBT FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Shares	Value
Underlying Funds Trust - 99.9%
Relative Value - Long Short Debta,b	67,480,946	$657,784,013
Total Underlying Funds Trust
(Cost $642,348,506)		$657,784,013
Money Market Funds - 0.0%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.06%c	537	537
Total Money Market Funds (Cost $537)		537
Total Investments (Cost $642,349,043) - 99.9%		657,784,550
Other Assets in Excess of Liabilities - 0.1%		721,137
Total Net Assets - 100.0%		$658,505,687

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Schedules of Investments.
c - Rate shown is the seven day yield as of September 30, 2014.

The accompanying notes are an integral part of these Schedules of Investments.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Shares	Value
Underlying Funds Trust - 98.8%
Managed Futures Strategiesa,b	44,215	$448,075
Total Underlying Funds Trust
(Cost $442,823)		$448,075
Money Market Funds - 1.3%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.06%c	5,835	5,835
Total Money Market Funds (Cost $5,835)		5,835
Total Investments (Cost $448,658) - 100.1%		453,910
Other Liabilities in Excess of Assets - (0.1%)		(257)
Total Net Assets - 100.0%		$453,653

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Schedules of Investments.
c - Variable Rate Security. Rate shown is the seven day yield as of September 30, 2014.

The accompanying notes are an integral part of these Schedules of Investments.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Shares	Value
Underlying Funds Trust - 97.4%
Event Drivena,b	7,015,840	$84,413,880
Long/Short Equitya,b	15,031,731	120,652,187
Market Neutrala,b	6,901,811	55,776,988
Relative Value - Long/Short Debta,b	9,191,585	89,596,811
Total Underlying Funds Trust (Cost $324,310,119)		$350,439,866
Money Market Funds - 0.0%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.06%c	712	712
Total Money Market Funds (Cost $712)		712
Total Investments (Cost $324,310,831) - 97.4%		350,440,578
Other Assets in Excess of Liabilities - 2.6%		9,437,978
Total Net Assets - 100.0%		$359,878,556

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Schedules of Investments.
c - Variable Rate Security. Rate shown is the seven day yield as of September 30, 2014.

The accompanying notes are an integral part of these Schedules of Investments.

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
September 30, 2014 (Unaudited)

1. Security Valuation

The Hatteras Alpha Hedged Strategies Fund, the Hatteras Long/Short Equity Fund, the Hatteras Long/Short Debt Fund, the Hatteras Managed Futures Strategies Fund, and the Hatteras Hedged Strategies Fund (collectively, the “Funds”) investments in the series of the Underlying Funds Trust (“the UFT Portfolios”) are valued based on the daily net asset values of each of the UFT Portfolios. Investments in the UFT Portfolios are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is  traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Funds, LLC (the “Advisor”) and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to year-end related to subsequent valuation information obtained. Therefore, the net assets reflected in these financial statements may differ from the reported NAV’s of the Portfolios as of September 30, 2014.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Quoted prices in active markets for identical securities.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2014:

Alpha	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$652,091,868	$—	$652,091,868
Money Market Funds	909	—	—	909
Total Investments in Securities	$909	$652,091,868	$—	$652,092,778
Long/Short Equity	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$36,187,548	$—	$36,187,548
Money Market Funds	176,576	—	—	176,576
Total Investments in Securities	$176,576	$36,187,548	$—	$36,364,123
Long/Short Debt	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$657,784,013	$—	$657,784,013
Money Market Funds	537	—	—	537
Total Investments in Securities	$537	$657,784,013	$—	$657,784,550
Managed Futures	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$448,075	$—	$448,075
Money Market Funds	5,835	—	—	5,835
Total Investments in Securities	$5,835	$448,075	$—	$453,910
Hedged	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$350,439,866	$—	$350,439,866
Money Market Funds	712	—	—	712
Total Investments in Securities	$712	$350,439,866	$—	$350,440,578

There were no transfers into or out of Levels 1, 2, or 3 during the period. Transfers between levels are recognized at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Funds’ investments in shares of the UFT, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in its financial statements.

2. Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2014 were as follows*:

	Alpha	Long/Short Equity	Long/Short Debt	Managed Futures	Hedged

Cost of Investments	$516,131,656	$31,470,229	$642,349,043	$448,658	$324,384,837
Gross tax unrealized appreciation	137,007,699	4,896,509	17,050,434	7,947	27,924,658
Gross tax unrealized depreciation	(1,046,577)	(2,615)	(1,614,927)	(2,695)	(1,868,917)
Net tax unrealized appreciation (depreciation)	$135,961,122	$4,893,894	$15,435,507	$5,252	$26,055,741

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the UFT’s most recent semi-annual or annual report.

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
September 30, 2014 (Unaudited)

3. Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act, if any of the Funds own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Fund. During the period ended September 30, 2014, the Funds owned the following positions in such companies for investment purposes only:

Alpha:
Issuer Name	Share Balance at December 31, 2013	Purchases	Sales	Share Balance at September 30, 2014	Value at September 30, 2014	2014 Realized Gains (Losses)	2014 Change in Unrealized Gains (Losses)
Event Driven	10,917,561	5,754,263	(921,559)	15,750,265	$189,505,618	$(72,876)	$4,687,076
Long/Short Equity	26,476,420	7,619,743	(6,557,023)	27,539,140	221,042,910	(589,252)	6,837,623
Managed Futures Strategies	6,100,342	1,232,139	(2,732,068)	4,600,413	46,620,130	(386,335)	(3,267,782)
Market Neutral	6,118,831	2,196,761	(1,063,268)	7,252,324	58,609,654	(48,359)	(1,671,399)
Relative Value – Long/Short Debt	9,686,276	5,928,588	(1,630,688)	13,984,176	136,313,556	23,642	976,376

Long/Short Equity:
Issuer Name	Share Balance at December 31, 2013	Purchases	Sales	Share Balance at September 30, 2014	Value at September 30, 2014	2014 Realized Gains (Losses)	2014 Change in Unrealized Gains (Losses)
Long/Short Equity	3,312,640	2,604,450	(1,408,581)	4,508,509	$36,187,548	$(103,684)	$1,040,814

Long/Short Debt:
Issuer Name	Share Balance at December 31, 2013	Purchases	Sales	Share Balance at September 30, 2014	Value at September 30, 2014	2014 Realized Gains (Losses)	2014 Change in Unrealized Gains (Losses)
Relative Value – Long/Short Debt	40,875,480	30,115,628	(3,510,162)	67,480,946	$657,784,013	$(205,413)	$3,983,507

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
September 30, 2014 (Unaudited)

Managed Futures:
Issuer Name	Share Balance at December 31, 2013	Purchases	Sales	Share Balance at September 30, 2014	Value at September 30, 2014	2014 Realized Gains (Losses)	2014 Change in Unrealized Gains (Losses)
Managed Futures Strategies	40,485	11,783	(8,053)	44,215	$448,075	$(4,389)	$(20,348)

Hedged:
Issuer Name	Share Balance at December 31, 2013	Purchases	Sales	Share Balance at September 30, 2014	Value at September 30, 2014	2014 Realized Gains (Losses)	2014 Change in Unrealized Gains (Losses)
Event Driven	4,740,053	2,576,376	(300,589)	7,015,840	$84,413,880	$(10,173)	$1,901,565
Long/Short Equity	12,522,940	5,439,278	(2,930,487)	15,031,731	120,652,187	(554,907)	3,493,805
Market Neutral	5,030,717	2,440,152	(569,058)	6,901,811	55,776,988	(142,951)	(1,556,567)
Relative Value – Long/Short Debt	5,911,761	3,884,214	(604,390)	9,191,585	89,596,811	(1,760)	460,760

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hatteras Alternative Mutual Funds Trust

By /s/ David B. Perkins
     David B. Perkins, Chief Executive Officer

Date  November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David B. Perkins
      David B. Perkins, Chief Executive Officer

Date  November 25, 2014

By  /s/ Lance Baker
       Lance Baker, Chief Financial Officer and Treasurer

Date  November 24, 2014